ACCOUNTS RECEIVABLE, NET - Allowance for credit loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Allowance for doubtful accounts movement
Beginning balance	$ 653,470	$ 382,731
Additions	90,494	274,115
Foreign currency translation adjustments	36,644	(3,376)
Ending balance	$ 780,608	$ 653,470